Associated companies	12 Months Ended
Dec. 31, 2018
Statement [line items]
Associated companies
4. Associated companies
	Net income statement effect			Other comprehensive income effect [1]			Total comprehensive income effect

(USD millions)	2018	2017	2016	2018	2017	2016	2018	2017	2016

Roche Holding AG, Switzerland	526	456	464	75	108	– 39	601	564	425

GlaxoSmithKline Consumer Healthcare Holdings Ltd., UK	5 910	629	234	– 557	– 145	710	5 353	484	944

Others	2	23	5				2	23	5

Associated companies related to continuing operations	6 438	1 108	703	– 482	– 37	671	5 956	1 071	1 374

[1] In 2018, Novartis share of other comprehensive income recognized by associated companies, net of taxes of USD 511 million was recycled into the consolidated income statement as a result of the divestment of the investment in GSK Consumer Healthcare Holdings Ltd. No Novartis share of other comprehensive income recognized by associated companies, net of taxes was recycled into the consolidated income statement in 2017 and 2016.

Novartis has significant investments in Roche Holding AG, Basel (Roche) as well as certain other smaller investments that are accounted for as associated companies. The investment in GlaxoSmithKline Consumer Healthcare Holdings Ltd, Brentford, Middlesex, UK, was divested on June 1, 2018, to GlaxoSmithKline plc, Great Britain.
Balance sheet value

(USD millions)	December 31, 2018	December 31, 2017

Roche Holding AG, Switzerland	8 195	8 121

GlaxoSmithKline Consumer Healthcare Holdings Ltd., UK		7 020

Others	157	229

Total	8 352	15 370

Roche Holding AG
The Group’s holding in Roche voting shares was 33.3% at December 31, 2018, 2017 and 2016. This investment represents approximately 6.2% of Roche’s total outstanding voting and non-voting equity instruments at December 31, 2018, 2017 and 2016.
Since full-year 2018 financial data for Roche is not available when Novartis produces its consolidated financial results, a survey of analyst estimates is used to estimate the Group’s share of Roche’s net income. Any differences between these estimates and actual results will be adjusted in the Group’s 2019 consolidated financial statements when available.
The following tables show summarized financial information for Roche, including current values of fair value adjustments made at the time of the acquisition of the shares, for the year ended December 31, 2017, and for the six months ended June 30, 2018 (since full-year 2018 data is not yet available):
(CHF billions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities

December 31, 2017	31.6	55.4	22.2	25.5

June 30, 2018	29.6	57.8	23.0	25.0

(CHF billions)	Revenue	Net income	Other comprehen- sive income	Total comprehen- sive income

December 31, 2017	53.3	6.6	0.7	7.3

June 30, 2018	28.1	6.4	0.8	7.2

A purchase price allocation was performed on the basis of publicly available information at the time of acquisition of the investment. The December 31, 2018, balance sheet value allocation is as follows:
(USD millions)	December 31, 2018

Novartis share of Roche’s estimated net assets	2 466

Novartis share of re-appraised intangible assets	521

Implicit Novartis goodwill	2 887

Current value of share in net identifiable assets and goodwill	5 874

Accumulated equity accounting adjustments and translation effects less dividends received	2 321

Balance sheet value	8 195

The identified intangible assets principally relate to the value of currently marketed products and are amortized on a straight-line basis over their estimated average useful life of 20 years.
In 2018, dividends received from Roche in relation to the distribution of its 2017 net income amounted to USD 464 million (2017: USD 438 million in relation to the distribution of its 2016 net income).
The consolidated income statement effects from applying Novartis accounting principles for this investment in 2018, 2017 and 2016 are as follows:
(USD millions)	2018	2017	2016

Novartis share of Roche's estimated current-year consolidated net income	799	669	678

Prior-year adjustment	– 125	– 67	– 68

Amortization of fair value adjustments relating to intangible assets, net of taxes of USD 40 million (2017: USD 42 million; 2016: USD 42 million)	– 148	– 146	– 146

Net income effect	526	456	464

The publicly quoted market value of the Novartis interest in Roche (SIX symbol: RO) at December 31, 2018, was USD 13.2 billion (2017: USD 13.4 billion).
GlaxoSmithKline Consumer Healthcare Holdings Ltd.
On March 27, 2018, Novartis entered into an agreement with GlaxoSmithKline plc, Great Britain (GSK) to divest its 36.5% stake in GSK Consumer Healthcare Holdings Ltd. (GSK Consumer Healthcare) to GSK for USD 13.0 billion in cash. As a result, Novartis discontinued the use of equity method accounting starting from April 1, 2018. The divestment transaction closed on June 1, 2018, and Novartis realized a pre-tax gain of USD 5.8 billion, recorded in income from associated companies. See Note 2.
GSK Consumer Healthcare was formed in March, 2015, via contribution of businesses from both Novartis and GSK.
At December 31, 2017 and 2016, Novartis had a 36.5% interest in GSK Consumer Healthcare and had four of 11 seats on the GSK Consumer Healthcare board of directors. Furthermore, Novartis had customary minority rights and also exit rights at a pre-defined, market-based pricing mechanism.
In 2018, dividends received from GSK Consumer Healthcare amounted to USD 252 million (2017: USD 544 million).
The consolidated income statement effects from applying Novartis accounting principles for this investment in 2018, 2017 and 2016 are as follows:
(USD millions)	2018	2017	2016

Novartis share of GSK Consumer Healthcare's estimated current-year consolidated net income	119	589	268

Prior-year adjustment	4	47	– 22

Amortization of fair value adjustments relating to intangible assets and inventory, net of taxes of USD 1 million (2017: USD 1 million; 2016: USD 2 million)	– 3	– 7	– 12

Pre-tax gain on divestment of GSK Consumer Healthcare	5 790

Net income effect	5 910	629	234